Vanguard U.S. Value Fund
Supplement Dated July 29, 2020, to the Prospectus and Summary Prospectus Dated January 31, 2020
Proposed Reorganization of Vanguard U.S. Value Fund into Vanguard Value Index Fund (collectively, the Funds)
The Board of Trustees of Vanguard Malvern Funds (the Trust) approved an agreement and plan of reorganization (the Agreement) whereby Vanguard U.S. Value Fund, a series of the Trust, would be reorganized with and into Vanguard Value Index Fund, a series of Vanguard Index Funds (the Proposal). The Proposal would consolidate the assets of the Funds and place U.S. Value Fund shareholders in a comparable fund with better historical long-term investment performance, deliver a large expense ratio reduction for U.S. Value Fund shareholders, and create a larger combined fund which we anticipate would achieve greater economies of scale.
The Proposal requires approval by U.S. Value Fund shareholders and will be submitted to shareholders at a special meeting to be held on or about January 22, 2021 (the Meeting). Prior to the Meeting, U.S. Value Fund shareholders will receive a combined proxy statement/prospectus requesting their votes on the Proposal. The combined proxy statement/prospectus will describe the Proposal, provide a description of the Value Index Fund, and include a comparison of the Funds. If shareholders approve the Proposal, and if certain conditions required by the Agreement are satisfied, the reorganization is expected to occur as soon as practicable after the Meeting.
Under the Agreement and after the closing, U.S. Value Fund shareholders will receive shares of the Value Index Fund in exchange for their shares of the U.S. Value Fund, and the U.S. Value Fund will cease operations.
We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Closed to New Accounts
Effective immediately, Vanguard U.S. Value Fund is closed to new accounts, and it will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.
© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 124A 072020

Vanguard Malvern Funds
Supplement Dated July 29, 2020, to the Statement of Additional Information Dated January 31, 2020
Proposed Reorganization of Vanguard U.S. Value Fund into Vanguard Value Index Fund (collectively, the Funds)
The Board of Trustees of Vanguard Malvern Funds (the Trust) approved an agreement and plan of reorganization (the Agreement) whereby Vanguard U.S. Value Fund, a series of the Trust, would be reorganized with and into Vanguard Value Index Fund, a series of Vanguard Index Funds (the Proposal). The Proposal would consolidate the assets of the Funds and place U.S. Value Fund shareholders in a comparable fund with better historical long-term investment performance, deliver a large expense ratio reduction for U.S. Value Fund shareholders, and create a larger combined fund which we anticipate would achieve greater economies of scale.
The Proposal requires approval by U.S. Value Fund shareholders and will be submitted to shareholders at a special meeting to be held on or about January 22, 2021 (the Meeting). Prior to the Meeting, U.S. Value Fund shareholders will receive a combined proxy statement/prospectus requesting their votes on the Proposal. The combined proxy statement/prospectus will describe the Proposal, provide a description of the Value Index Fund, and include a comparison of the Funds. If shareholders approve the Proposal, and if certain conditions required by the Agreement are satisfied, the reorganization is expected to occur as soon as practicable after the Meeting.
Under the Agreement and after the closing, U.S. Value Fund shareholders will receive shares of the Value Index Fund in exchange for their shares of the U.S. Value Fund, and the U.S. Value Fund will cease operations.
We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
Closed to New Accounts
Effective immediately, Vanguard U.S. Value Fund is closed to new accounts, and it will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.
© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 078C 072020